Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

Environmental Considerations

The Company is subject to a variety of environmental laws and regulations governing discharges to air and water, the handling, storage and disposal of hazardous or solid waste materials and the remediation of contamination associated with releases of hazardous substances. Although the Company believes it is in material compliance with all of the various regulations applicable to its business, there can be no assurance that requirements will not change in the future or that the Company will not incur significant costs to comply with such requirements. The Company employs responsible personnel at each facility, along with various environmental engineering consultants from time to time to assist with ongoing management of environmental, health and safety requirements. Management expenses environmental costs related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible. Expenditures that extend the life of the related property are capitalized. The Company determines its liability on a location by location basis and records a liability at the time it is deemed probable and can be reasonably estimated. The Company is currently not aware of any environmental matters which may have a material impact on the Company’s financial position, results of operations, or liquidity.

On November 19, 2007 (the date of inception of GBC), the Company acquired the assets and operations relating to the worldwide metals business of Olin Corporation. Olin Corporation agreed to retain liability arising out of the existing conditions on certain of our properties for any remedial actions required by environmental laws, and agreed to indemnify the Company for all or part of a number of other environmental liabilities. Since 2007, Olin Corporation has been performing remedial actions at the facilities in East Alton, Illinois and Waterbury, Connecticut, and has been participating in remedial actions at certain other properties as well. If Olin Corporation were to stop its environmental remedial activities at the Company’s properties, the Company could be required to assume responsibility for these activities, the cost of which could be material.

Insurance Coverage

The Company maintains Comprehensive Medical Plans for employees of GBC and its subsidiaries (the “Plans”) to provide health insurance for eligible employees on a self-insured basis. The Plans are covered by a stop loss policy for those benefits provided on a self-insured basis with a deductible of $275 per occurrence for all GBC employees, except for employees of our Chase Brass division, which has a deductible of $100 per occurrence. The policy for our Chase Brass division also has a specific stop loss maximum resulting in the Company being responsible for paying the amount in excess of $2,000 per occurrence.

The Company is self-insured for workers’ compensation claims assumed from its predecessor company for activity prior to November 19, 2007. Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. The Company is self-insured for annual workers’ compensation costs relating to activity after November 19, 2007 of up to $500 per occurrence.

Legal Considerations

The Company is party to various legal proceedings arising in the ordinary course of business. The Company believes that none of its lawsuits are individually material or that the aggregate exposure of all of its lawsuits, including those that are probable and those that are only reasonably possible, is material to its financial condition, results of operations or cash flows.

16.	Commitments and Contingencies

Environmental Considerations

The Company is subject to a variety of environmental laws and regulations governing discharges to air and water, the handling, storage and disposal of hazardous or solid waste materials and the remediation of contamination associated with releases of hazardous substances. Although the Company believes it is in material compliance with all of the various regulations applicable to its business, there can be no assurance that requirements will not change in the future or that the Company will not incur significant cost to comply with such requirements. The Company employs responsible personnel at each facility, along with various environmental engineering consultants from time to time to assist with ongoing management of environmental, health and safety requirements. Management expenses environmental costs related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible. Expenditures that extend the life of the related property are capitalized. The Company determines its liability on a location by location basis and records a liability at the time it is deemed probable and can be reasonably estimated. The Company is currently not aware of any environmental matters which may have a material impact on the Company’s financial position, results of operations, or liquidity.

On November 19, 2007 (the date of inception of GBC), the Company acquired the assets and operations relating to the worldwide metals business of Olin Corporation. Olin Corporation agreed to retain liability arising out of the existing conditions on certain of our properties for any remedial actions required by environmental laws, and agreed to indemnify the Company for all or part of a number of other environmental liabilities. Since 2007, Olin Corporation has been performing remedial actions at the facilities in East Alton, Illinois and Waterbury, Connecticut, and has been participating in remedial actions at certain other properties as well. If Olin Corporation were to stop its environmental remedial activities at the Company’s properties, the Company could be required to assume responsibility for these activities, the cost of which could be material.

Insurance Coverage

The Company maintains Comprehensive Medical Plans for employees of GBC and its subsidiaries (the “Plans”) to provide health insurance for eligible employees on a self-insured basis. The Plans are covered by a stop loss policy for those benefits provided on a self-insured basis with a deductible of $275 per occurrence for all GBC employees, except for employees of our Chase Brass division, which has a deductible of $100 per occurrence and a specific stop loss maximum of $2,000.

The Company is self-insured for workers’ compensation claims assumed from its predecessor company for activity prior to November 19, 2007 and benefits paid under employee health care programs. Workers’ compensation claims relating to activity after November 19, 2007 are covered by a loss funding insurance arrangement whereby the Company makes a fixed payment to the insurer which is used to pay submitted claims. The Company is self-insured for annual workers’ compensation costs relating to activity after November 19, 2007 of up to $500 per occurrence.

Legal Considerations

The Company is party to various legal proceedings arising in the ordinary course of business. The Company believes that none of its lawsuits are individually material or that the aggregate exposure of all of its lawsuits, including those that are probable and those that are only reasonably possible, is material to its financial condition, results of operations or cash flows.

Operating Leases

The Company has operating leases covering certain of its facilities and equipment under non-cancelable lease agreements.

Future minimum lease payments under non-cancelable leases in effect are as follows:

Year	Payment
2013	$2,654
2014	1,621
2015	956
2016	612
2017	122
Thereafter	—

Total minimum lease payments	$5,965

Rental expense under all operating leases was approximately $3,606, $3,603 and $3,543 for the years ended December 31, 2012, 2011 and 2010, respectively, and is recorded in cost of sales or selling, general and administrative costs depending on the nature and use of the underlying asset being leased.